Note 14 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	[2]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	€ 59,014		€ 49,462	€ 36,639	[1],[3],[4]
Loans and advances to central banks at amortised cost	8,255		7,151	4,401
Loans and advances to banks	22,655		17,477	16,031
Loans and advances to customers	412,477		377,643	357,351	[5]
Financial assets at amortised cost	502,400		451,732	414,421	[4]
Central banks [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	6		22	21
Government [member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	54,806		45,124	34,648
Loans and advances to customers	22,111		23,265	20,892
credit institutions [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	2,459		2,366	400
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	451		923	602
Loans and advances to customers	17,497		13,251	12,765
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	1,292		1,027	967
Loans and advances to customers	193,386		171,063	165,433
Reverse repurchase agreements [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks	9,157		5,786	5,251
Other loans and advances [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks	13,497		11,690	10,780
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers	179,483		170,063	158,261
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	14,211	[6]	14,444	13,493
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	11,630		11,316	11,291
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ 57		€ 82	€ 91

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[6]	(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024, the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.